Summary of significant accounting policies - Disaggregation of Revenue (Detail)	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 5,109,192,000	$ 723,159,000	¥ 3,641,939,000
Douyu [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,786,187,829	677,440,918	3,361,852,523
Live Streaming [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,839,547,000	684,993,000	3,473,967,000
Live Streaming [Member] | Douyu [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,432,896,655		3,062,359,398
Other Revenues [Member] | Douyu [Member]
Disaggregation of Revenue [Line Items]
Revenues	52,660,776		90,138,741
Advertising and Others [Member]
Disaggregation of Revenue [Line Items]
Revenues	269,645,000	$ 38,166,000	167,972,000
Advertisement [Member] | Douyu [Member]
Disaggregation of Revenue [Line Items]
Revenues	¥ 300,630,398		¥ 209,354,384